Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments in subsidiaries, joint ventures and associates [abstract]
Investments in associates	₩ 1,864,509	₩ 1,738,692
Investments in joint ventures	2,063,246	1,911,311
Investments in associates and joint ventures	₩ 3,927,755	₩ 3,650,003	₩ 3,557,932